Operating Segments (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Schedule of Segment Revenues and Results

Segment revenues and results

	Revenue			Net profit
	June 30, 2024	June 30, 2025		June 30, 2024	June 30, 2025
	RM	RM	US$	RM	RM	US$

Business strategy consultancy	52,647,479	34,064,797	8,086,215	22,909,476	12,138,055	2,881,301
Technology development, solutions and consultancy	8,250,188	39,357,954	9,342,691	3,760,825	1,383,495	328,411
Interest income	3,193,950	5,359,512	1,272,227	1,056,683	1,571,784	373,106
Others	659,975	181,708	43,133	(201,048)	69,101	16,403
Total	64,751,592	78,963,971	18,744,266	27,525,936	15,162,435	3,599,221
Other gains and losses				(1,260,822)	4,527,102	1,074,631
Interest income				3,771	5,438	1,291
Finance cost				(28,786)	(50,012)	(11,872)
Profit before income tax				26,240,099	19,644,963	4,663,271
Income tax expense				(826,402)	-	-
Profit for the year				25,413,697	19,644,963	4,663,271

Schedule of Segment Assets

Segment assets

	December 31, 2024	June 30, 2025
	RM	RM	US$
Business strategy consultancy	152,229,067	344,350,904	81,741,141
Technology development, solutions and consultancy	117,192,924	397,857,855	94,442,485
Interest income	12,474,902	54,177,713	12,860,568
Investments and others	127,411,770	1,836,831	436,022
	409,308,663	798,223,303	189,480,216
Unallocated assets	-	-	-
Consolidated total assets	409,308,663	798,223,303	189,480,216